Fair value of collateral held that the Group has the right to sell or repledge regardless of pledger's default (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair value of collateral held that the Group has the right to sell or repledge regardless of pledger's default [Abstract]
Securities pledged as collateral	₩ 9,240,573	₩ 7,342,239
Securities received as collateral	₩ 2,007,036	₩ 5,190,387